Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Basic And Diluted Earnings Per Share1 [Abstract]
Net Loss	€ (45,480,686)	€ (29,731,073)	€ (91,821,509)	€ (57,749,829)
Weighted average number of ordinary shares outstanding	54,688,182	53,939,597	54,588,321	53,843,789
Basic loss per share	€ (0.83)	€ (0.55)	€ (1.68)	€ (1.07)
Diluted loss per share	€ (0.83)	€ (0.55)	€ (1.68)	€ (1.07)